F I N A N C I A L    S T A T E M E  N T S

Parkstone Variable Annuity Account

Year Ended December 31, 2022

With Report of Independent Registered Public Accounting Firm

Parkstone Variable Annuity Account

Financial Statements

Year Ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Parkstone Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Parkstone Variable Annuity Account (the Separate Account), as of December 31, 2022 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1993.

Kansas City, Missouri

April 26, 2023

Appendix

Subaccounts listed that comprising Parkstone Variable Annuity Account

Subaccounts	Statements of operations and changes in net assets

Columbia VP Dividend Opportunity	For each of the two years in the period ended December 31, 2022

Columbia VP Strategic Income	For each of the two years in the period ended December 31, 2022

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2022

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2022

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2022

Parkstone Variable Annuity Account

Statements of Net Assets

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Unit Values
Columbia VP Dividend Opportunity	5,185	$74,877	$193,609	$193,609	5,901	$32.77
Columbia VP Strategic Income	43,112	254,871	150,891	150,891	6,265	24.03
Guggenheim VIF All Cap Value	19,913	485,687	666,486	666,486	16,217	41.06
Guggenheim VIF High Yield	132	2,879	3,073	3,073	129	23.75
Guggenheim VIF Large Cap Value	1,226	33,797	50,560	50,560	1,343	37.70
Guggenheim VIF Managed Asset Allocation	20	410	529	529	22	23.66
Guggenheim VIF Small Cap Value	1,425	40,692	60,252	60,252	1,344	44.76
Guggenheim VIF SMid Cap Value	2,479	124,091	177,678	177,678	3,583	49.56
Guggenheim VIF StylePlus Large Core	3,171	103,996	103,397	103,397	3,289	31.48
Guggenheim VIF StylePlus Large Growth	13,031	202,623	179,311	179,311	4,848	36.99
Guggenheim VIF StylePlus Mid Growth	3,881	155,774	142,880	142,880	4,731	30.26
Guggenheim VIF StylePlus Small Growth	4,208	99,962	94,183	94,183	3,201	29.46
Guggenheim VIF Total Return Bond	1,258	15,762	17,581	17,581	1,357	12.94
Guggenheim VIF World Equity Income	4,408	46,093	54,530	54,530	2,043	26.66
Invesco V.I. Government Money Market	506,894	506,894	506,894	506,894	53,116	9.54
Neuberger Berman AMT Sustainable Equity	760	13,834	20,452	20,452	503	40.79

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2022 and 2021, Except as Noted

	Columbia VP Dividend Opportunity	Columbia VP Strategic Income	Guggenheim VIF All Cap Value
Net assets as of December 31, 2020	$208,900	$172,202	$572,519

Investment income (loss):
Dividend distributions	—	9,532	11,645
Investment Expenses:
Mortality and expense risk and administrative charges	(2,984)	(2,470)	(9,306)

Net investment income (loss)	(2,984)	7,062	2,339

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,373
Realized capital gain (loss) on investments	18,601	(1,302)	9,690
Change in unrealized appreciation (depreciation)	30,137	(4,624)	127,277

Net gain (loss) on investments	48,738	(5,926)	140,340

Net increase (decrease) in net assets from operations	45,754	1,136	142,679

Contract owner transactions:
Variable annuity deposits	43	—	2,601
Terminations, withdrawals and annuity payments	(30,620)	(693)	(14,538)
Transfers between subaccounts, net	(233)	2,144	(4,235)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(30,810)	1,451	(16,172)

Total increase (decrease) in net assets	14,944	2,587	126,507

Net assets as of December 31, 2021	$223,844	$174,789	$699,026

Investment income (loss):
Dividend distributions	—	4,728	7,650
Investment Expenses:
Mortality and expense risk and administrative charges	(2,918)	(2,239)	(9,474)

Net investment income (loss)	(2,918)	2,489	(1,824)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,586	71,229
Realized capital gain (loss) on investments	16,312	(3,170)	8,460
Change in unrealized appreciation (depreciation)	(19,508)	(27,971)	(95,629)

Net gain (loss) on investments	(3,196)	(24,555)	(15,940)

Net increase (decrease) in net assets from operations	(6,114)	(22,066)	(17,764)

Contract owner transactions:
Variable annuity deposits	(2)	(2)	1,895
Terminations, withdrawals and annuity payments	(24,091)	(2,021)	(16,580)
Transfers between subaccounts, net	(28)	191	(91)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(24,121)	(1,832)	(14,776)

Total increase (decrease) in net assets	(30,235)	(23,898)	(32,540)

Net assets as of December 31, 2022	$193,609	$150,891	$666,486

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Managed Asset Allocation
Net assets as of December 31, 2020	$6,353	$70,084	$5,214

Investment income (loss):
Dividend distributions	177	1,401	4
Investment Expenses:
Mortality and expense risk and administrative charges	(58)	(1,004)	(17)

Net investment income (loss)	119	397	(13)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4	41
Realized capital gain (loss) on investments	522	4,820	2,277
Change in unrealized appreciation (depreciation)	(512)	10,983	(2,130)

Net gain (loss) on investments	10	15,807	188

Net increase (decrease) in net assets from operations	129	16,204	175

Contract owner transactions:
Variable annuity deposits	—	20	—
Terminations, withdrawals and annuity payments	(2,877)	(12,249)	(4,749)
Transfers between subaccounts, net	18	—	5
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(2,859)	(12,229)	(4,744)

Total increase (decrease) in net assets	(2,730)	3,975	(4,569)

Net assets as of December 31, 2021	$3,623	$74,059	$645

Investment income (loss):
Dividend distributions	208	934	5
Investment Expenses:
Mortality and expense risk and administrative charges	(45)	(927)	(8)

Net investment income (loss)	163	7	(3)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,517	53
Realized capital gain (loss) on investments	32	6,272	1
Change in unrealized appreciation (depreciation)	(588)	(15,452)	(167)

Net gain (loss) on investments	(556)	(2,663)	(113)

Net increase (decrease) in net assets from operations	(393)	(2,656)	(116)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(147)	(20,843)	—
Transfers between subaccounts, net	(10)	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(157)	(20,843)	—

Total increase (decrease) in net assets	(550)	(23,499)	(116)

Net assets as of December 31, 2022	$3,073	$50,560	$529

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core
Net assets as of December 31, 2020	$63,752	$179,729	$122,419

Investment income (loss):
Dividend distributions	569	3,396	924
Investment Expenses:
Mortality and expense risk and administrative charges	(1,063)	(2,896)	(1,840)

Net investment income (loss)	(494)	500	(916)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	12,880
Realized capital gain (loss) on investments	1,001	3,891	8,138
Change in unrealized appreciation (depreciation)	15,002	34,888	10,399

Net gain (loss) on investments	16,003	38,779	31,417

Net increase (decrease) in net assets from operations	15,509	39,279	30,501

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,516)	(6,581)	(16,276)
Transfers between subaccounts, net	—	—	(1,111)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(1,516)	(6,581)	(17,387)

Total increase (decrease) in net assets	13,993	32,698	13,114

Net assets as of December 31, 2021	$77,745	$212,427	$135,533

Investment income (loss):
Dividend distributions	508	1,768	626
Investment Expenses:
Mortality and expense risk and administrative charges	(980)	(2,748)	(1,585)

Net investment income (loss)	(472)	(980)	(959)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,666	22,060	29,674
Realized capital gain (loss) on investments	4,299	8,368	1,191
Change in unrealized appreciation (depreciation)	(11,864)	(37,339)	(59,073)

Net gain (loss) on investments	(3,899)	(6,911)	(28,208)

Net increase (decrease) in net assets from operations	(4,371)	(7,891)	(29,167)

Contract owner transactions:
Variable annuity deposits	—	25,627	—
Terminations, withdrawals and annuity payments	(13,122)	(52,475)	(3,073)
Transfers between subaccounts, net	—	(10)	104
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(13,122)	(26,858)	(2,969)

Total increase (decrease) in net assets	(17,493)	(34,749)	(32,136)

Net assets as of December 31, 2022	$60,252	$177,678	$103,397

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth
Net assets as of December 31, 2020	$282,131	$213,984	$129,270

Investment income (loss):
Dividend distributions	1,673	1,102	520
Investment Expenses:
Mortality and expense risk and administrative charges	(4,112)	(3,058)	(1,886)

Net investment income (loss)	(2,439)	(1,956)	(1,366)

Increase (decrease) in net assets from operations:
Capital gain distributions	57,739	28,827	4,495
Realized capital gain (loss) on investments	20,519	13,816	3,699
Change in unrealized appreciation (depreciation)	(8,735)	(15,785)	(265)

Net gain (loss) on investments	69,523	26,858	7,929

Net increase (decrease) in net assets from operations	67,084	24,902	6,563

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(44,103)	(24,230)	(4,236)
Transfers between subaccounts, net	—	(1,560)	(1,053)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(44,103)	(25,790)	(5,289)

Total increase (decrease) in net assets	22,981	(888)	1,274

Net assets as of December 31, 2021	$305,112	$213,096	$130,544

Investment income (loss):
Dividend distributions	965	587	317
Investment Expenses:
Mortality and expense risk and administrative charges	(3,187)	(2,237)	(1,436)

Net investment income (loss)	(2,222)	(1,650)	(1,119)

Increase (decrease) in net assets from operations:
Capital gain distributions	54,612	42,523	33,184
Realized capital gain (loss) on investments	1,820	1,570	274
Change in unrealized appreciation (depreciation)	(147,856)	(103,236)	(68,422)

Net gain (loss) on investments	(91,424)	(59,143)	(34,964)

Net increase (decrease) in net assets from operations	(93,646)	(60,793)	(36,083)

Contract owner transactions:
Variable annuity deposits	—	16,029	—
Terminations, withdrawals and annuity payments	(32,155)	(25,448)	(278)
Transfers between subaccounts, net	—	(4)	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(32,155)	(9,423)	(278)

Total increase (decrease) in net assets	(125,801)	(70,216)	(36,361)

Net assets as of December 31, 2022	$179,311	$142,880	$94,183

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco V.I. Government Money Market
Net assets as of December 31, 2020	$21,808	$58,085	$578,995

Investment income (loss):
Dividend distributions	362	886	39
Investment Expenses:
Mortality and expense risk and administrative charges	(301)	(853)	(7,865)

Net investment income (loss)	61	33	(7,826)

Increase (decrease) in net assets from operations:
Capital gain distributions	590	—	—
Realized capital gain (loss) on investments	89	3,162	—
Change in unrealized appreciation (depreciation)	(1,141)	7,861	—

Net gain (loss) on investments	(462)	11,023	—

Net increase (decrease) in net assets from operations	(401)	11,056	(7,826)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(5,648)	(29,834)
Transfers between subaccounts, net	—	(1,316)	1,450
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	(6,964)	(28,384)

Total increase (decrease) in net assets	(401)	4,092	(36,210)

Net assets as of December 31, 2021	$21,407	$62,177	$542,785

Investment income (loss):
Dividend distributions	572	1,223	6,334
Investment Expenses:
Mortality and expense risk and administrative charges	(265)	(787)	(7,353)

Net investment income (loss)	307	436	(1,019)

Increase (decrease) in net assets from operations:
Capital gain distributions	45	11,382	—
Realized capital gain (loss) on investments	56	884	—
Change in unrealized appreciation (depreciation)	(4,117)	(19,066)	—

Net gain (loss) on investments	(4,016)	(6,800)	—

Net increase (decrease) in net assets from operations	(3,709)	(6,364)	(1,019)

Contract owner transactions:
Variable annuity deposits	7,818	—	(1)
Terminations, withdrawals and annuity payments	(7,939)	(1,086)	(35,645)
Transfers between subaccounts, net	4	(197)	774
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(117)	(1,283)	(34,872)

Total increase (decrease) in net assets	(3,826)	(7,647)	(35,891)

Net assets as of December 31, 2022	$17,581	$54,530	$506,894

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

Neuberger Berman AMT Sustainable Equity
Net assets as of December 31, 2020	$59,413

Investment income (loss):
Dividend distributions	65
Investment Expenses:
Mortality and expense risk and administrative charges	(581)

Net investment income (loss)	(516)

Increase (decrease) in net assets from operations:
Capital gain distributions	718
Realized capital gain (loss) on investments	14,939
Change in unrealized appreciation (depreciation)	(6,930)

Net gain (loss) on investments	8,727

Net increase (decrease) in net assets from operations	8,211

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(30,691)
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(30,691)

Total increase (decrease) in net assets	(22,480)

Net assets as of December 31, 2021	$36,933

Investment income (loss):
Dividend distributions	30
Investment Expenses:
Mortality and expense risk and administrative charges	(380)

Net investment income (loss)	(350)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,308
Realized capital gain (loss) on investments	4,268
Change in unrealized appreciation (depreciation)	(13,055)

Net gain (loss) on investments	(6,479)

Net increase (decrease) in net assets from operations	(6,829)

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(9,652)
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(9,652)

Total increase (decrease) in net assets	(16,481)

Net assets as of December 31, 2022	$20,452

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Notes to Financial Statements

December  31, 2022

1. Organization and Significant Accounting Policies

Parkstone Variable Annuity Account (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for Parkstone Variable Annuity are allocated to one or more of the subaccounts that comprise the Account.    The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Columbia VP Dividend Opportunity	1	Columbia Mgmt Investment Advisers, LLC	—
Columbia VP Strategic Income	1	Columbia Mgmt Investment Advisers, LLC	—
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Two types of investment contracts are offered – one for individuals (the Nontrust Contracts) and one for trusts and customers of financial institutions’ trust departments (the Trust Contracts).

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Seventeen subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount
Guggenheim VIF Alpha Opportunity

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2022, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Columbia VP Dividend Opportunity	$13	$27,052
Columbia VP Strategic Income	12,544	5,302
Guggenheim VIF All Cap Value	80,194	25,565
Guggenheim VIF High Yield	208	202
Guggenheim VIF Large Cap Value	7,452	21,771
Guggenheim VIF Managed Asset Allocation.	58	8
Guggenheim VIF Small Cap Value	4,174	14,102
Guggenheim VIF SMid Cap Value	23,828	29,606
Guggenheim VIF StylePlus Large Core	31,118	5,372
Guggenheim VIF StylePlus Large Growth	55,577	35,342
Guggenheim VIF StylePlus Mid Growth	43,110	11,660
Guggenheim VIF StylePlus Small Growth	33,501	1,714
Guggenheim VIF Total Return Bond	619	385
Guggenheim VIF World Equity Income	12,953	2,418
Invesco V.I. Government Money Market	7,158	43,049
Neuberger Berman AMT Sustainable Equity	2,338	10,032

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The annuity assets for December 31, 2022 by subaccount are as follows:

Subaccount	Annuity Assets
Guggenheim VIF SMid Cap Value	$27,303
Guggenheim VIF StylePlus Mid Growth	16,671
Guggenheim VIF Total Return Bond	7,928

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2022.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% and 0.65% of the net asset value of each Nontrust and Trust Contract, respectively, of which 0.60% is for assuming mortality risks and the remainder is for assuming expense risks. There are no assets in trust contracts.

Administrative Charge: An administrative fee is deducted equal to an annual rate of 0.15% and 0.05% of each subaccount’s average daily net assets, which funds the Nontrust and Trust Contracts, respectively.

<REPORT_TITLE>

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•	Maintenance Charge: SBL deducts a maintenance fee of $30 per year for each individual contract.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2022 and 2021, were as follows:

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia VP Dividend Opportunity	1	(753)	(752)	—	(1,072)	(1,072)
Columbia VP Strategic Income	47	(124)	(77)	81	(29)	52
Guggenheim VIF All Cap Value	47	(405)	(358)	61	(480)	(419)
Guggenheim VIF High Yield	—	(6)	(6)	—	(113)	(113)
Guggenheim VIF Large Cap Value	—	(570)	(570)	—	(354)	(354)
Guggenheim VIF Managed Asset Allocation	—	—	—	—	(179)	(179)
Guggenheim VIF Small Cap Value	—	(302)	(302)	—	(34)	(34)
Guggenheim VIF SMid Cap Value	—	(562)	(562)	—	(135)	(135)
Guggenheim VIF StylePlus Large Core	26	(109)	(83)	1	(487)	(486)
Guggenheim VIF StylePlus Large Growth	—	(790)	(790)	—	(930)	(930)
Guggenheim VIF StylePlus Mid Growth	—	(294)	(294)	—	(630)	(630)
Guggenheim VIF StylePlus Small Growth	—	(10)	(10)	—	(129)	(129)
Guggenheim VIF Total Return Bond	—	(10)	(10)	—	—	—
Guggenheim VIF World Equity Income	15	(59)	(44)	4	(258)	(254)
Invesco V.I. Government Money Market	103	(3,773)	(3,670)	150	(3,095)	(2,945)
Neuberger Berman AMT Sustainable Equity	—	(224)	(224)	—	(693)	(693)

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2022, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Columbia VP Dividend Opportunity
2022	5,901	32.77	193,609	—	1.40	(2.50)
2021	6,653	33.61	223,844	—	1.40	24.44
2020	7,725	27.01	208,900	—	1.40	(0.30)
2019	9,178	27.09	248,811	—	1.40	22.36
2018	10,773	22.14	238,701	—	1.40	(7.05)
Columbia VP Strategic Income
2022	6,265	24.03	150,891	0.03	1.40	(12.62)
2021	6,342	27.50	174,789	0.05	1.40	0.66
2020	6,290	27.32	172,202	0.03	1.40	5.32
2019	6,577	25.94	170,961	3.72	1.40	8.81
2018	7,143	23.84	170,570	3.46	1.40	(1.77)
Guggenheim VIF All Cap Value
2022	16,217	41.06	666,486	0.01	1.40	(2.54)
2021	16,575	42.13	699,026	0.02	1.40	25.16
2020	16,994	33.66	572,519	0.01	1.40	0.45
2019	18,889	33.51	633,431	1.49	1.40	22.03
2018	20,702	27.46	568,953	1.17	1.40	(11.90)
Guggenheim VIF High Yield
2022	129	23.75	3,073	0.06	1.40	(10.98)
2021	135	26.68	3,623	0.04	1.40	3.93
2020	248	25.67	6,353	0.07	1.40	3.18
2019	269	24.88	6,673	7.76	1.40	10.19
2018	277	22.58	6,246	5.49	1.40	(5.48)

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Guggenheim VIF Large Cap Value
2022	1,343	37.70	50,560	0.02	1.40	(2.68)
2021	1,913	38.74	74,059	0.02	1.40	25.25
2020	2,267	30.93	70,084	0.02	1.40	0.78
2019	2,371	30.69	72,734	1.71	1.40	20.12
2018	2,594	25.55	66,237	1.44	1.40	(10.82)
Guggenheim VIF Managed Asset Allocation
2022	22	23.66	529	0.01	1.40	(17.76)
2021	22	28.77	645	0.00	1.40	10.91
2020	201	25.94	5,214	0.01	1.40	11.00
2019	201	23.37	4,698	1.68	1.40	18.45
2018	201	19.73	3,967	1.80	1.40	(7.07)
Guggenheim VIF Small Cap Value
2022	1,344	44.76	60,252	0.01	1.40	(5.07)
2021	1,646	47.15	77,745	0.01	1.40	24.41
2020	1,680	37.90	63,752	0.01	1.40	(2.34)
2019	2,148	38.81	83,458	0.73	1.40	20.87
2018	4,901	32.11	157,451	0.37	1.40	(13.89)
Guggenheim VIF SMid Cap Value
2022	3,583	49.56	177,678	0.01	1.40	(3.22)
2021	4,145	51.21	212,427	0.02	1.40	22.02
2020	4,280	41.97	179,729	0.01	1.40	2.84
2019	4,672	40.81	190,762	0.48	1.40	24.92
2018	14,546	32.67	475,250	0.62	1.40	(14.18)
Guggenheim VIF StylePlus Large Core
2022	3,289	31.48	103,397	0.01	1.40	(21.77)
2021	3,372	40.24	135,533	0.01	1.40	26.70
2020	3,858	31.76	122,419	0.01	1.40	17.11
2019	4,769	27.12	129,221	2.17	1.40	28.17
2018	4,897	21.16	103,546	1.79	1.40	(7.88)

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Guggenheim VIF StylePlus Large Growth
2022	4,848	36.99	179,311	0.00	1.40	(31.66)
2021	5,638	54.13	305,112	0.01	1.40	26.00
2020	6,568	42.96	282,131	0.01	1.40	35.95
2019	6,820	31.60	215,502	1.97	1.40	32.05
2018	7,521	23.93	179,979	1.80	1.40	(5.00)
Guggenheim VIF StylePlus Mid Growth
2022	4,731	30.26	142,880	0.00	1.40	(28.78)
2021	5,025	42.49	213,096	0.01	1.40	12.11
2020	5,655	37.90	213,984	0.01	1.40	30.24
2019	6,420	29.10	186,533	0.86	1.40	30.85
2018	7,215	22.24	160,241	1.51	1.40	(8.40)
Guggenheim VIF StylePlus Small Growth
2022	3,201	29.46	94,183	0.00	1.40	(27.65)
2021	3,211	40.72	130,544	0.00	1.40	5.06
2020	3,340	38.76	129,270	0.01	1.40	29.98
2019	4,397	29.82	130,980	0.62	1.40	23.94
2018	4,884	24.06	117,426	1.17	1.40	(11.58)
Guggenheim VIF Total Return Bond
2022	1,357	12.94	17,581	0.03	1.40	(17.37)
2021	1,367	15.66	21,407	0.02	1.40	(1.82)
2020	1,367	15.95	21,808	0.02	1.40	12.64
2019	1,612	14.16	22,841	2.69	1.40	2.98
2018	1,612	13.75	22,171	4.39	1.40	(0.22)
Guggenheim VIF World Equity Income
2022	2,043	26.66	54,530	0.02	1.40	(10.39)
2021	2,087	29.75	62,177	0.01	1.40	20.06
2020	2,341	24.78	58,085	0.03	1.40	5.13
2019	2,470	23.57	58,271	2.81	1.40	19.71
2018	2,513	19.69	49,527	2.97	1.40	(9.47)

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Invesco V.I. Government Money Market
2022	53,116	9.54	506,894	0.01	1.40	(0.21)
2021	56,786	9.56	542,785	0.00	1.40	(1.34)
2020	59,731	9.69	578,995	0.00	1.40	(1.22)
2019	71,071	9.81	697,206	1.64	1.40	0.20
2018	77,352	9.79	757,150	1.28	1.40	(0.10)
Neuberger Berman AMT Sustainable Equity
2022	503	40.79	20,452	0.00	1.40	(19.78)
2021	727	50.85	36,933	0.00	1.40	21.42
2020	1,420	41.88	59,413	0.00	1.40	17.61
2019	1,776	35.61	63,196	0.28	1.40	23.82
2018	2,166	28.76	62,252	0.22	1.40	(7.26)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.